Additional Cash Flow Disclosures - Other Cash Flow Disclosures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Cash Flow Disclosures [Abstract]
Cash interest received	$ 190,339	$ 189,720	$ 274,094
Cash taxes paid	$ 34,959	$ 12,080	$ 5,448